CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 191,375	$ 152,953	$ 135,411
Cash flows from investing activities:
Capital expenditures	(272,225)	(343,380)	(249,626)
Initial contribution to Ohio Gathering	0	(8,360)	0
Acquisition of Ohio Gathering Option	0	(190,000)	0
Option Exercise	0	(382,385)	0
Contributions to equity method investees	(86,200)	(145,131)	0
Proceeds from asset sales	323	325	585
Payments to Acquire Productive Assets	0	(10,872)	(210,000)
Acquisitions of gathering systems from affiliate, net of acquired cash	(288,618)	(305,000)	(200,000)
Advances to affiliates	0	0	0
Net cash used in investing activities	(646,720)	(1,384,803)	(659,041)
Cash flows from financing activities:
Distributions to unitholders	(152,074)	(122,224)	(90,196)
Borrowings under revolving credit facility	367,000	294,295	476,950
Repayments under revolving credit facility	(151,000)	(430,295)	(297,180)
Borrowings under term loan	0	400,000	200,000
Repayments under term loan	(182,500)	(100,000)	(100,000)
Deferred loan costs	(412)	(8,323)	(14,059)
Proceeds from issuance of common units, net	221,977	197,806	0
Contribution from general partner	4,737	4,235	2,229
Cash advance from Summit Investments to contributed subsidiaries, net	320,527	674,383	(50,087)
Expenses paid by Summit Investments on behalf of contributed subsidiaries	22,879	24,884	22,380
Issuance of senior notes	0	300,000	300,000
Repurchase of equity-based compensation awards	0	(228)	(11,957)
Issuance of units to affiliate in connection with the Mountaineer Acquisition	0	0	100,000
Other, net	(1,807)	(656)	0
Advances from affiliates	0	0	0
Net cash provided by financing activities	449,327	1,233,877	538,080
Net change in cash and cash equivalents	(6,018)	2,027	14,450
Cash and cash equivalents, beginning of period	27,811	25,784	11,334
Cash and cash equivalents, end of period	21,793	27,811	25,784
SMLP
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	409	(3,658)	(544)
Cash flows from investing activities:
Capital expenditures	(429)	(460)	(930)
Initial contribution to Ohio Gathering		0
Acquisition of Ohio Gathering Option		0
Option Exercise		0
Contributions to equity method investees	0	0
Proceeds from asset sales	0	0	0
Payments to Acquire Productive Assets		0	(210,000)
Acquisitions of gathering systems from affiliate, net of acquired cash	(288,618)	(305,000)	(200,000)
Advances to affiliates	(2,589)	(183)	(84)
Net cash used in investing activities	(291,636)	(305,643)	(411,014)
Cash flows from financing activities:
Distributions to unitholders	(152,074)	(122,224)	(90,196)
Borrowings under revolving credit facility	180,000	57,000	96,000
Repayments under revolving credit facility	(100,000)	(115,000)	(3,000)
Borrowings under term loan		400,000	200,000
Repayments under term loan	(182,500)	(100,000)	(100,000)
Deferred loan costs	(135)	(3,003)	(3,451)
Proceeds from issuance of common units, net	221,977	197,806
Contribution from general partner	4,737	4,235	2,229
Cash advance from Summit Investments to contributed subsidiaries, net	102,500	(242,000)	(193,000)
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,655	12,845	8,088
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards		(228)	(11,957)
Issuance of units to affiliate in connection with the Mountaineer Acquisition			100,000
Other, net	(1,615)	(656)
Advances from affiliates	198,224	221,766	408,080
Net cash provided by financing activities	283,769	310,541	412,793
Net change in cash and cash equivalents	(7,458)	1,240	1,235
Cash and cash equivalents, beginning of period	7,531	6,291	5,056
Cash and cash equivalents, end of period	73	7,531	6,291
Co-Issuers
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(46,716)	(30,689)	(4,799)
Cash flows from investing activities:
Capital expenditures	0	0	0
Initial contribution to Ohio Gathering		0
Acquisition of Ohio Gathering Option		0
Option Exercise		0
Contributions to equity method investees	0	0
Proceeds from asset sales	0	0	0
Payments to Acquire Productive Assets		0	0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Advances to affiliates	(88,221)	(174,495)	(371,408)
Net cash used in investing activities	(88,221)	(174,495)	(371,408)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under revolving credit facility	187,000	237,295	380,950
Repayments under revolving credit facility	(51,000)	(315,295)	(294,180)
Borrowings under term loan		0	0
Repayments under term loan	0	0	0
Deferred loan costs	(277)	(5,320)	(10,608)
Proceeds from issuance of common units, net	0	0
Contribution from general partner	0	0	0
Cash advance from Summit Investments to contributed subsidiaries, net	0	0	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	0	0
Issuance of senior notes		300,000	300,000
Repurchase of equity-based compensation awards		0	0
Issuance of units to affiliate in connection with the Mountaineer Acquisition			0
Other, net	0	0
Advances from affiliates	0	0	0
Net cash provided by financing activities	135,723	216,680	376,162
Net change in cash and cash equivalents	786	11,496	(45)
Cash and cash equivalents, beginning of period	11,621	125	170
Cash and cash equivalents, end of period	12,407	11,621	125
Guarantor subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	202,324	179,685	141,260
Cash flows from investing activities:
Capital expenditures	(118,458)	(220,360)	(182,048)
Initial contribution to Ohio Gathering		0
Acquisition of Ohio Gathering Option		0
Option Exercise		0
Contributions to equity method investees	0	0
Proceeds from asset sales	323	325	585
Payments to Acquire Productive Assets		(10,872)	0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Advances to affiliates	(110,003)	(47,271)	(36,672)
Net cash used in investing activities	(228,138)	(278,178)	(218,135)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under revolving credit facility	0	0	0
Repayments under revolving credit facility	0	0	0
Borrowings under term loan		0	0
Repayments under term loan	0	0	0
Deferred loan costs	0	0	0
Proceeds from issuance of common units, net	0	0
Contribution from general partner	0	0	0
Cash advance from Summit Investments to contributed subsidiaries, net	21,719	81,421	72,745
Expenses paid by Summit Investments on behalf of contributed subsidiaries	3,864	10,483	11,964
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards		0	0
Issuance of units to affiliate in connection with the Mountaineer Acquisition			0
Other, net	(192)	0
Advances from affiliates	0	0	0
Net cash provided by financing activities	25,391	91,904	84,709
Net change in cash and cash equivalents	(423)	(6,589)	7,834
Cash and cash equivalents, beginning of period	7,353	13,942	6,108
Cash and cash equivalents, end of period	6,930	7,353	13,942
Non-guarantor subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	35,358	7,615	(506)
Cash flows from investing activities:
Capital expenditures	(153,338)	(122,560)	(66,648)
Initial contribution to Ohio Gathering		(8,360)
Acquisition of Ohio Gathering Option		(190,000)
Option Exercise		(382,385)
Contributions to equity method investees	(86,200)	(145,131)
Proceeds from asset sales	0	0	0
Payments to Acquire Productive Assets		0	0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Advances to affiliates	0	0	0
Net cash used in investing activities	(239,538)	(848,436)	(66,648)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under revolving credit facility	0	0	0
Repayments under revolving credit facility	0	0	0
Borrowings under term loan		0	0
Repayments under term loan	0	0	0
Deferred loan costs	0	0	0
Proceeds from issuance of common units, net	0	0
Contribution from general partner	0	0	0
Cash advance from Summit Investments to contributed subsidiaries, net	196,308	834,962	70,168
Expenses paid by Summit Investments on behalf of contributed subsidiaries	6,360	1,556	2,328
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards		0	0
Issuance of units to affiliate in connection with the Mountaineer Acquisition			0
Other, net	0	0
Advances from affiliates	2,589	183	84
Net cash provided by financing activities	205,257	836,701	72,580
Net change in cash and cash equivalents	1,077	(4,120)	5,426
Cash and cash equivalents, beginning of period	1,306	5,426	0
Cash and cash equivalents, end of period	2,383	1,306	5,426
Consolidating adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Initial contribution to Ohio Gathering		0
Acquisition of Ohio Gathering Option		0
Option Exercise		0
Contributions to equity method investees	0	0
Proceeds from asset sales	0	0	0
Payments to Acquire Productive Assets		0	0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Advances to affiliates	200,813	221,949	408,164
Net cash used in investing activities	200,813	221,949	408,164
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under revolving credit facility	0	0	0
Repayments under revolving credit facility	0	0	0
Borrowings under term loan		0	0
Repayments under term loan	0	0	0
Deferred loan costs	0	0	0
Proceeds from issuance of common units, net	0	0
Contribution from general partner	0	0	0
Cash advance from Summit Investments to contributed subsidiaries, net	0	0	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	0	0
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards		0	0
Issuance of units to affiliate in connection with the Mountaineer Acquisition			0
Other, net	0	0
Advances from affiliates	(200,813)	(221,949)	(408,164)
Net cash provided by financing activities	(200,813)	(221,949)	(408,164)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0